RISK MANAGEMENT AND FINANCIAL INSTRUMENTS - Market risk (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Energy derivative contracts | Impact Of 5% Increase
Disclosure of risk management strategy related to hedge accounting [line items]
Effect on net income	$ (21)	$ (16)	$ (24)
Effect on other comprehensive income	(12)	(15)	(10)
Energy derivative contracts | Impact Of 5% Decrease
Disclosure of risk management strategy related to hedge accounting [line items]
Effect on net income	8	6
Effect on other comprehensive income	12	15	10
Currency risk | Impact Of 5% Increase
Disclosure of risk management strategy related to hedge accounting [line items]
Effect on net income	49	66	4
Effect on other comprehensive income	41	64	79
Currency risk | Impact Of 5% Decrease
Disclosure of risk management strategy related to hedge accounting [line items]
Effect on net income	(40)	(66)	(4)
Effect on other comprehensive income	(41)	(65)	(79)
Interest rate risk | Impact Of 1% Increase
Disclosure of risk management strategy related to hedge accounting [line items]
Effect on net income	37	27	(13)
Effect on other comprehensive income	69	65	84
Interest rate risk | Impact Of 1% Decrease
Disclosure of risk management strategy related to hedge accounting [line items]
Effect on net income	(38)	(22)	17
Effect on other comprehensive income	(69)	(68)	$ (88)
Sudsidiary | Interest rate risk | Floating interest rate
Disclosure of risk management strategy related to hedge accounting [line items]
Carrying value	6,127	6,867
Hedged item, liabilities	$ 3,122	$ 3,342